Asbestos - Asbestos Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Change in estimates:
Change in actuarial estimate - asbestos liability	$ (33.0)	$ (133.8)	$ (73.8)
Change in actuarial estimate - insurance receivable	2.0	5.7	0.0
Change in estimate - AICF claims-handling costs	(1.5)	0.1	1.1
Subtotal - Change in estimates	(32.5)	(128.0)	(72.7)
Effect of foreign exchange on Asbestos net liabilities	(123.0)	69.0	49.5
Gain (loss) on foreign currency forward contracts	11.7	0.8	(0.8)
Adjustments in insurance receivable	0.0	0.0	2.0
Other	(0.1)	0.0	0.0
Total Asbestos Adjustments	$ (143.9)	$ (58.2)	$ (22.0)